Statements of Cash Flows	12 Months Ended
Dec. 25, 2021
Supplemental Cash Flow Elements [Abstract]
Statements of Cash Flows

19.  Statement of Cash Flows:

Supplemental disclosures of cash flows information are presented below:

	Year Ended	Year Ended	Year Ended
	December 25,	December 26,	December 28,
	2021	2020	2019
Cash paid during the period for:
Interest on junior subordinated debentures	$7,542	$12,329	$11,211
Interest	64,522	81,024	94,461
Income taxes, net of refunds	2,500	(301)	(489)